Recently Issued Accounting Standards Recently Issued Accounting Standards (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in restricted cash and cash equivalents, operating activities			$ 0
Increase (decrease) in restricted cash and cash equivalents, investing activities			0
Increase (decrease) in restricted cash and cash equivalents, financing activities			0
Net increase in cash, cash equivalents and restricted cash	[1]	$ 214,708	141,379
Cash, cash equivalents and restricted cash at beginning of period	[1]	612,677	640,218
Cash, cash equivalents and restricted cash at end of period	[1]	$ 827,385	781,597
Accounting Standards Update 2016-18 [Member] | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in restricted cash and cash equivalents, operating activities			(406)
Increase (decrease) in restricted cash and cash equivalents, investing activities			(6,544)
Increase (decrease) in restricted cash and cash equivalents, financing activities			(15,393)
Net increase in cash, cash equivalents and restricted cash			119,036
Cash, cash equivalents and restricted cash at beginning of period			224,190
Cash, cash equivalents and restricted cash at end of period			343,226
Accounting Standards Update 2016-18 [Member] | Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in restricted cash and cash equivalents, operating activities			406
Increase (decrease) in restricted cash and cash equivalents, investing activities			6,544
Increase (decrease) in restricted cash and cash equivalents, financing activities			15,393
Net increase in cash, cash equivalents and restricted cash			22,343
Cash, cash equivalents and restricted cash at beginning of period			416,028
Cash, cash equivalents and restricted cash at end of period			$ 438,371

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the six months ended June 30, 2017.